Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Apr. 29, 2020	Apr. 27, 2018	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000003823
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003830
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003839
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003841
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000062731
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000218692
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003836
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003843
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000062736
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003840
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003842
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000062728
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000218693
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003831
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003837
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003835
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003844
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000218694
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003828
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003827
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000218695
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003845
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003834
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003848
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003847
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003846
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003838
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000200170
Account Value [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003853
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
C000003852
Account Value [Line Items]
Line Graph and Table Measure Name			Portfolio
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	$ 24,183	$ 20,584	$ 16,844	$ 20,633	$ 17,406	$ 14,973	$ 11,827	$ 13,056	$ 10,531	$ 9,764
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764
MSCI Emerging Markets Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index - USD Net Returns
Account Value			$ 10,000	14,293	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			21,112	17,052	13,538	16,757	13,335
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex-USA - USD Net Returns
Account Value			$ 10,000	15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA - USD Net Returns
Account Value	$ 10,000			14,785	14,010	12,118	14,427	13,380
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			21,112	17,052	13,538	16,757	13,335
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			21,112	17,052	13,538	16,757	13,335
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index - USD Net Returns
Account Value			$ 10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		23,635	19,090	15,156	18,759	14,928	12,349	9,425
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	32,607	26,335	20,909	25,879	20,594	17,035	13,002	13,721	11,327	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex-USA - USD Net Returns
Account Value			$ 10,000	15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434
S&P Composite 1500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,322	26,883	21,427	26,060	20,289	17,206	13,144	13,830	11,417	10,101
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value			$ 10,000	16,239	15,210	13,513	15,111	14,440	13,412	11,644	11,867	11,099	9,728
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Mortgage-Backed Securities Index
Account Value			$ 10,000	10,947	10,817	10,298	11,677	11,800	11,360	10,682	10,577	10,321	10,151
MSCI World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - USD Net Returns
Account Value			$ 10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value			$ 10,000	16,239	15,210	13,513	15,111	14,440	13,412	11,644	11,867	11,099	9,728
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Mortgage-Backed Securities Index
Account Value			$ 10,000	10,947	10,817	10,298	11,677	11,800	11,360	10,682	10,577	10,321	10,151
MSCI World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - USD Net Returns
Account Value			$ 10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913
MSCI KLD 400 Social Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
Account Value	$ 10,000			21,224	17,477	13,587	17,112	13,000
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Account Value			$ 10,000	10,858	10,795	10,375	11,852	12,134	11,235	10,514	10,424	10,189	10,084
Bloomberg U.S. Agency Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Agency Index
Account Value			$ 10,000	11,666	11,309	10,757	11,676	11,832	11,217	10,593	10,453	10,242	10,101
S&P Composite 1500® Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Index
Account Value			$ 10,000	24,076	23,418	22,977	23,764	19,035	16,618	13,749	12,885	10,521	10,741
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Bond Index
Account Value			$ 10,000	16,552	15,299	13,486	15,185	14,423	13,465	11,779	12,029	11,190	9,553
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index
Account Value			$ 10,000	12,713	12,449	11,472	13,618	13,761	12,523	10,934	11,215	10,539	9,932
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 10,000			15,269	14,707	12,439	14,540	13,068
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			$ 10,000	47,144	35,355	24,778	34,969	27,406	19,790	14,510	14,733	11,314	10,567
S&P 500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Growth Index
Account Value			$ 10,000	41,417	30,486	23,444	33,210	25,157	18,848	14,374	14,375	11,280	10,552
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 10,000	22,571	19,735	17,707	19,154	15,305	14,890	11,767	12,827	11,285	9,617
S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Value Index
Account Value			$ 10,000	25,950	23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value			$ 10,000	11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000			18,267	14,960	11,886	16,220	14,389
S&P MidCap 400 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Account Value	$ 10,000			18,203	16,189	13,779	16,490	13,868
S&P MidCap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
S&P MidCap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	25,072	21,735	18,540	22,422	18,290	15,621	11,966	13,158	11,102	9,756
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000			18,956	16,765	14,874	16,909	13,175
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 10,000			21,229	19,610	16,994	17,696	13,544
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex-USA - USD Net Returns
Account Value			$ 10,000	15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex-USA - USD Net Returns
Account Value			$ 10,000	15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex-USA - USD Net Returns
Account Value			$ 10,000	15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value			$ 10,000	16,239	15,210	13,513	15,111	14,440	13,412	11,644	11,867	11,099	9,728
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Mortgage-Backed Securities Index
Account Value			$ 10,000	10,947	10,817	10,298	11,677	11,800	11,360	10,682	10,577	10,321	10,151
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE Nareit All Equity REITs Index
Account Value			$ 10,000	17,617	16,791	15,079	20,091	14,219	14,986	11,648	12,139	11,170	10,283
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 10,000		15,709	13,642	11,497	15,611	15,181	11,276	8,776
S&P SmallCap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Growth Index
Account Value		$ 10,000		16,647	15,185	12,967	16,431	13,399	11,203	9,249
S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	23,579	21,692	18,692	22,278	17,567	15,785	12,856	14,048	12,406	9,803
S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	23,579	21,692	18,692	22,278	17,567	15,785	12,856	14,048	12,406	9,803
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	$ 21,221	$ 19,025	$ 16,270	$ 20,448	$ 17,811	$ 14,849	$ 11,830	$ 13,294	$ 11,595	$ 9,559